United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/06

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		 February 15, 2006
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             57
Form 13 Information Table Value Total:             152,236 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN     COLUMN 6    		    COLUMN 7	   	      COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    		  INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL   		   DISCRETION  MANAGERS        SOLE   SHARED  NONE


AVI BIOPHARMA INC 	COM	002346104	270 			85,000 		SH			SOLE			85,000
ANSWERS CORP 		COM	03662X100	603 			45,000 		SH			SOLE			45,000
BSML INC 		COM	055710107	178 			100,000 	SH			SOLE			100,000
BALLY TOTAL FITNESS 	COM	05873K108	167 			68,000 		SH			SOLE			68,000
BEMA GOLD CORPORATION 	COM	08135F107	630 			120,000 	SH			SOLE			120,000
BLUE NILE, INC. 	COM	09578R103	1,568 			42,500 		SH			SOLE			42,500
BODISEN BIOTECH, INC. 	COM	096892104	510 			100,000 	SH			SOLE			100,000
BROOKFIELD HOMES CORP 	COM	112723101	25,309 			674,000 	SH			SOLE			674,000
BUILD-A-BEAR WORKSHOP, 	COM	120076104	4,203 			150,000 	SH			SOLE			150,000
CBEYOND,  INC. CMN	COM	149847105	1,530 			50,000 		SH			SOLE			50,000
CORUS BANKSHARES INC 	COM	220873103	6,921 			300,000 	SH			SOLE			300,000
CROCS, INC. 		COM	227046109	2,160 			50,000 		SH			SOLE			50,000
CRYSTALLEX INTL CORP 	COM	22942F101	2,082 			575,000 	SH			SOLE			575,000
DORAL FINANCIAL CORP 	COM	25811P100	512 			178,299 	SH			SOLE			178,299
ENERGY CONVERSION DEV.	COM	292659109	1,699 			50,000 		SH			SOLE			50,000
EVERGREEN ENERGY INC 	COM	30024B104	716 			72,000 		SH			SOLE			72,000
FAIRFAX FINANCIAL HLDGS COM	303901102	8,635 			43,500 		SH			SOLE			43,500
FRIENDLY ICE CREAM 	COM	358497105	613 			50,000 		SH			SOLE			50,000
GOLD RESERVE INC 	COM	38068N108	1,935 			410,000 	SH			SOLE			410,000
GOLDCORP INC 		COM	380956409	21,330 			750,000 	SH			SOLE			750,000
HANSEN NATURAL CORP 	COM	411310105	3,368 			100,000 	SH			SOLE			100,000
HOUSEVALUES, INC. 	COM	44183Y102	662 			117,500 	SH			SOLE			117,500
HYTHIAM, INC. 		COM	44919F104	462 			50,000 		SH			SOLE			50,000
IBIS TECHNOLOGY CORP 	COM	450909106	104 			70,000 		SH			SOLE			70,000
IMERGENT, INC. 		COM	45247Q100	1,575 			55,000 		SH			SOLE			55,000
INVESTOOLS INC. 	COM	46145P103	689 			50,000 		SH			SOLE			50,000
IONATRON INC 		COM	462070103	246 			60,000 		SH			SOLE			60,000
IROBOT CORPORATION 	COM	462726100	1,264 			70,000 		SH			SOLE			70,000
LOCAL.COM CORP 		COM	53954R105	182 			45,000 		SH			SOLE			45,000
MARCHEX INC CMN CLASS B	COM	56624R108	1,338 			100,000 	SH			SOLE			100,000
MARKET VECTORS ETF FUND	ETF	57060U100	1,596 			40,000 		SH			SOLE			40,000
MEDIS TECHNOLOGIES LTD 	COM	58500P107	2,609 			150,000 	SH			SOLE			150,000
MICROVISION INC (WASH) 	COM	594960106	462 			144,700 	SH			SOLE			144,700
MULTI-FINELINE ELECT	COM	62541B101	406 			20,000 		SH			SOLE			20,000
NVE CORP 		COM	629445206	5,449 			177,200 	SH			SOLE			177,200
NAUTILUS INC 		COM	63910B102	4,200 			300,000 	SH			SOLE			300,000
NEW CENTURY FINANCIAL 	COM	6435EV108	9,477 			300,000 	SH			SOLE			300,000
NEWMONT MNG CORP HLDNG	COM	651639106	9,030 			200,000 	SH			SOLE			200,000
NOVASTAR FINANCIAL INC	COM	669947400	6,135 			230,200 	SH			SOLE			230,200
OVERSTOCK.COM INC DEL 	COM	690370101	6,320 			400,000 	SH			SOLE			400,000
RASER TECHNOLOGIES, INC	COM	754055101	275 			45,000 		SH			SOLE			45,000
SHARPER IMAGE CORP 	COM	820013100	1,619 			175,000 	SH			SOLE			175,000
SIX FLAGS INC 		COM	83001P109	498 			95,000 		SH			SOLE			95,000
SPATIALIGHT, INC. 	COM	847248101	118 			87,500 		SH			SOLE			87,500
SULPHCO, INC. 		COM	865378103	708 			150,000 	SH			SOLE			150,000
TRI-VALLEY CORPORATION 	COM	895735108	418 			44,000 		SH			SOLE			44,000
TRUE RELIGION APPAREL	COM	89784N104	995 			65,000 		SH			SOLE			65,000
VYYO INC 		COM	918458209	227 			50,000 		SH			SOLE			50,000
WCI COMMUNITIES, INC. 	COM	92923C104	2,398 			125,000 	SH			SOLE			125,000
YAMANA GOLD INC 	COM	98462Y100	2,307 			175,000 	SH			SOLE			175,000
PXRE GROUP LTD 		COM	G73018106	231 			50,000 		SH			SOLE			50,000
DANA CORPORATION 	COM	235811106	69 			50,000 		SH			SOLE			50,000
FIRST MERCHANTS ACCEP 	COM	320816101	1 			214,400 	SH			SOLE			214,400
GABRIEL RESOURCES LTD 	COM	361970106	1,998 			460,000 	SH			SOLE			460,000
GUYANA GOLDFIELDS INC 	COM	403530108	2,046 			200,000 	SH			SOLE			200,000
PEGASUS WIRELESS CORP 	COM	70558E207	23 			16,542 		SH			SOLE			16,542
URANIUM RESOURCES INC 	COM	916901507	1,160 			200,000 	SH			SOLE			200,000




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